Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks		$ 20,729	$ 19,111
Federal funds sold, securities purchased under resale agreements and other short-term investments		266,038	270,130
Trading assets (1)	[1]	74,397	64,815
Investment securities		407,519	347,925
Held-to-maturity Securities, Fair Value		99,155	80,567
Mortgages held for sale, carried at fair value		22,042	13,539
Mortgages held for sale	[2]	26,309	19,603
Loans, carried at fair value		758	5,316
Net loans		956,185	905,014
Derivative Asset		14,498	17,656
Other assets, carried at fair value		3,275	3,065
Total other assets	[1],[2]	114,541	95,513
Total assets	[3]	1,930,115	1,787,632
Derivative Liability		14,492	13,920
Liabilities
Short-term borrowings		96,781	97,528
Accrued expenses and other liabilities	[1]	57,189	59,445
Long-term debt		255,077	199,536
Total liabilities	[4]	$ 1,729,618	$ 1,593,741
Wells Fargo stockholders' equity:
Common stock, par value		$ 1.6667	$ 1.6667
Common stock, shares issued		5,481,811,474	5,481,811,474
Common stock, shares authorized		9,000,000,000	9,000,000,000
Treasury stock, shares		465,702,148	389,682,664
VIEs that we consolidate [Member]
Assets
Cash and due from banks	[3]	$ 168	$ 157
Federal funds sold, securities purchased under resale agreements and other short-term investments	[3]	74	0
Trading assets (1)	[3]	130	0
Investment securities	[3]	0	425
Net loans	[3]	12,600	4,800
Derivative Asset	[3]	1	1
Total other assets	[3]	452	242
Total assets	[3]	13,414	5,636
Derivative Liability	[4]	33	47
Liabilities
Short-term borrowings		0	0
Accrued expenses and other liabilities		107	10
Long-term debt		3,694	1,301
Total liabilities		3,834	1,358
Vies That We Consolidate No Recourse [Member]
Liabilities
Accrued expenses and other liabilities	[4]	107	10
Long-term debt	[4]	3,694	1,301
Total liabilities	[4]	$ 3,834	$ 1,358

[1]	(1)Prior period has been revised to conform to the current period presentation of reporting derivative assets and liabilities separately. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[3]	(3)Our consolidated assets at December 31, 2016 and 2015, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $168 million and $157 million; Federal funds sold, securities purchased under resale agreements and other short-term investments, $74 million and $0 million; Trading assets, $130 million and $0 million; Investment securities, $0 million and $425 million; Net loans, $12.6 billion and $4.8 billion; Derivative assets, $1 million and $1 million; Other assets, $452 million and $242 million; and Total assets, $13.4 billion and $5.6 billion, respectively.
[4]	(4)Our consolidated liabilities at December 31, 2016 and 2015, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $33 million and $47 million; Accrued expenses and other liabilities, $107 million and $10 million; Long-term debt, $3.7 billion and $1.3 billion; and Total liabilities, $3.8 billion and $1.4 billion, respectively.